GOODWILL GOODWILL (Cash Generating Units) (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	$ 6,634	$ 6,553	$ 3,859
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,126	2,042
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,296	1,274
Western Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	756	749
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	520	542
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	490	632
U.S. data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	487	486
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 959	$ 828